Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

At December 31,	2013	2014
At cost:
Buildings	$54,682	$54,618
Machinery and equipment	16	50
Leasehold improvements	7,845	335
Motor vehicles	80	80

Total	62,623	55,083
Less: accumulated depreciation	(31,790)	(30,481)

	30,833	24,602
Construction in progress	34	1,343

Net book value	$30,867	$25,945

Schedule of Operating Lease Contract with Respect to Buildings

The Company has entered into an operating lease contract with a third party with respect to certain buildings with the carrying amount as shown below:

At December 31,	2014
Buildings at cost	$25,155
Less: accumulated depreciation	(12,231)

Buildings, net	$12,924